Note 10 - Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Short-Term Debt [Table Text Block]
(Dollar amounts in thousands)	2022	2021

Balance at year-end	$65,000	$-
Average balance outstanding	8,576	85
Maximum month-end balance	80,000	-
Weighted-average rate at year-end	4.38%	N/A
Weighted-average rate during the year	3.58%	0.40%